Leases - Summary of quantitative information about right of use assets and lease liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of finance lease and operating lease by lessee [line items]
Right-of-use asset	$ 7,392,623	$ 8,774,951	$ 11,915,563
Additions	1,349,709	1,173,475
Cancellation of contracts	(48,405)	(368,915)
Depreciation of the year	(2,683,632)	(3,945,172)
Lease Liabilities	7,675,499	8,535,060
New contracts	1,349,709	1,173,475
Cancellation of contracts on leases	(48,405)	(368,915)
Leases payments	(2,675,287)	(3,381,869)	$ (3,919,605)
Leases financial cost	1,143,136	1,033,047
Translation differences and inflation adjustment	(628,714)	(2,750,139)
Previously stated [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease Liabilities	$ 8,535,060	$ 12,829,461